                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [ ] Amendment Number : ___________

This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Hayman Advisors, L.P.
Address: 2101 Cedar Springs Road, Suite 1400
         Dallas, Texas 75230

Form 13F File Number: 28-13803

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  J Kyle Bass
Title: Managing Partner
Phone: (214) 347-8050

Signature, Place, and Date of Signing:


J Kyle Bass                               Dallas, TX    November 15, 2010
-------------------------------------   -------------   -----------------
(Signature)                             (City, State)      (Date)

Report Type ( Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:         12
Form 13F Information Table Value Total:     73,464
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                           FORM 13F INFORMATION TABLE

          COLUMN 1             COLUMN 2     COLUMN 3  COLUMN 4       COLUMN 5      COLUMN 6  COLUMN 7        COLUMN 8
--------------------------- ------------- ----------- -------- ------------------ ---------- -------- ---------------------
                               TITLE OF                VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER           CLASS        CUSIP    (X1000)   PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE   SHARED NONE
--------------------------- ------------- ----------- -------- --------- --- ---- ---------- -------- --------- ------ ----
Bank Of America Corporation CALL          060505 90 4     600     24,000 SH  CALL Sole                   24,000
Bank Of America Corporation COM           060505 10 4  13,103  1,000,000 SH       Sole                1,000,000
Citigroup Inc.              COM           172967 10 1  15,640  4,000,000 SH       Sole                4,000,000
Chesapeake Lodging Trust    SH BEN INT    165240 10 2   4,483    274,040 SH       Sole                  274,040
Dynergy Inc. Del            CALL          26817G 90 0     600     35,000 SH  CALL Sole                   35,000
Electronic Arts
   Inc                      COM           285512 10 9   4,934    300,000 SH       Sole                  300,000
Grubb & Ellis Co            COM PAR $0.01 400095 20 4   1,054    878,100 SH       Sole                  878,100
HFF, Inc.                   CL A          40418F 10 8  11,380  1,226,324 SH       Sole                1,226,324
Powershares QQQ Trust       PUT           73935A 95 4   2,450    250,000 SH  PUT  Sole                  250,000
Resolute Energy Corp        COM           76116A 10 8   3,318    300,000 SH       Sole                  300,000
SPDR S&P 500 ETF TR         PUT           78462F 95 3   2,740     14,000 SH  PUT  Sole                   14,000
Six Flags Entmt Corp New    COM           83001A 10 2  13,162    299,401 SH       Sole                  299,401